Stock and Equity Based Compensation	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock and Equity Based Compensation
STOCK BASED COMPENSATION
For the three months ended March 31, 2014 and 2013, the Company incurred $3,256,000 and $655,000, respectively, of stock based compensation, of which the Company capitalized $1,066,000 and $197,000, respectively, pursuant to the full cost method of accounting for oil and natural gas properties.
Stock Options
The following table presents the Company’s stock option activity under the 2012 Plan for the three months ended March 31, 2014.

		Weighted Average
		Exercise	Remaining	Intrinsic
	Options	Price	Term	Value
			(in years)	(in thousands)
Outstanding at December 31, 2013	712,955	$17.96
Granted	—	$—
Exercised	(114,050)	$18.22
Expired/Forfeited	—	$—
Outstanding at March 31, 2014	598,905	$17.91	2.41	$29,585

Vested and Expected to vest at March 31, 2014	598,905	$17.91	2.41	$29,585
Exercisable at March 31, 2014	151,655	$17.50	1.69	$7,554

The aggregate intrinsic value of stock options that were exercised during the three months ended March 31, 2014 was $5,310,000. As of March 31, 2014, the unrecognized compensation cost related to unvested stock options was $1,465,000. Such cost is expected to be recognized over a weighted-average period of 1.5 years.
Restricted Stock Units
The following table presents the Company’s restricted stock units activity under the 2012 Plan during the three months ended March 31, 2014.

		Weighted Average
	Restricted Stock	Grant-Date
	Units	Fair Value
Unvested at December 31, 2013	132,499	$19.20
Granted	99,150	$61.59
Vested	(31,643)	$61.44
Forfeited	—	$—
Unvested at March 31, 2014	200,006	$33.56

The aggregate fair value of restricted stock units that vested during the three months ended March 31, 2014 was $2,003,000. As of March 31, 2014, the Company’s unrecognized compensation cost related to unvested restricted stock awards and units was $5,619,000. Such cost is expected to be recognized over a weighted-average period of 1.7 years.
Performance Based Restricted Stock Units
To provide long-term incentives for the executive officers to deliver competitive returns to the Company’s stockholders, the Company has granted performance based restricted stock units to eligible employees. The ultimate number of shares awarded from these conditional restricted stock units is based upon measurement of total stockholder return of the Company’s common stock (“TSR”) as compared to a designated peer group during a three-year performance period. In February 2014, eligible employees received initial performance restricted stock unit awards totaling 79,150 units from which a minimum of 0% and a maximum of 200% units could be awarded. The awards have a performance period of January 1, 2013 to December 31, 2015 and cliff vest at December 31, 2015. There were no performance restricted stock units issued or outstanding during the three months ended March 31, 2013.
The fair value of each performance restricted stock unit is estimated at the date of grant using a Monte Carlo simulation, which results in an expected percentage of units to be earned during the performance period. The following table presents a summary of the grant-date fair values of performance restricted stock units granted and the related assumptions.

2014
Grant-date fair value	$125.63
Risk-free rate	0.30%
Company volatility	39.60%

The following table presents the Company’s performance restricted stock units activity under the 2012 Plan for the three months ended March 31, 2014.

	Performance	Weighted Average
	Restricted Stock	Grant-Date
	Units	Fair Value
Unvested at December 31, 2013	—	$—
Granted	79,150	$125.63
Vested	—	$—
Forfeited	—	$—
Unvested at March 31, 2014 (1)	79,150	$125.63

(1)		A maximum of 158,300 units could be awarded based upon the Company’s final TSR ranking.

As of March 31, 2014, the Company’s unrecognized compensation cost related to unvested restricted stock awards and units was $9,470,000. Such cost is expected to be recognized over a weighted-average period of 1.8 years.

STOCK BASED COMPENSATION
For the three months and six months ended June 30, 2014, the Company incurred $2,777,000 and $6,033,000, respectively, of stock based compensation, of which the Company capitalized $1,649,000 and $2,715,000, respectively, pursuant to the full cost method of accounting for oil and natural gas properties. For the three months and six months ended June 30, 2013, the Company incurred $700,000 and $1,356,000, respectively, of stock based compensation, of which the Company capitalized $223,000 and $420,000, respectively, pursuant to the full cost method of accounting for oil and natural gas properties.
On June 17, 2014, in connection with the Viper Offering, the Board of Directors of the General Partner adopted the Viper Energy Partners LP Long Term Incentive Plan (“Viper LTIP”), effective June 17, 2014, for employees, officers, consultants and directors of the General Partner and any of its affiliates, including Diamondback, who perform services for the Partnership. The Viper LTIP provides for the grant of unit options, unit appreciation rights, restricted units, unit awards, phantom units, distribution equivalent rights, cash awards, performance awards, other unit-based awards and substitute awards. A total of 9,144,000 common units has been reserved for issuance pursuant to the Viper LTIP. Common units that are cancelled, forfeited or withheld to satisfy exercise prices or tax withholding obligations will be available for delivery pursuant to other awards. The Viper LTIP is administered by the Board of Directors of the General Partner or a committee thereof.
Stock Options
The following table presents the Company’s stock option activity under the 2012 Plan for the six months ended June 30, 2014.

		Weighted Average
		Exercise	Remaining	Intrinsic
	Options	Price	Term	Value
			(in years)	(in thousands)
Outstanding at December 31, 2013	712,955	$17.96
Granted	—	$—
Exercised	(205,750)	$17.90
Expired/Forfeited	—	$—
Outstanding at June 30, 2014	507,205	$17.99	2.23	$28,076

Vested and Expected to vest at June 30, 2014	507,205	$17.99	2.23	$28,076
Exercisable at June 30, 2014	134,955	$17.50	1.62	$7,536

The aggregate intrinsic value of stock options that were exercised during the six months ended June 30, 2014 was $10,659,000. As of June 30, 2014, the unrecognized compensation cost related to unvested stock options was $1,212,000. Such cost is expected to be recognized over a weighted-average period of 1.4 years.
Restricted Stock Units
The following table presents the Company’s restricted stock units activity under the 2012 Plan during the six months ended June 30, 2014.

		Weighted Average
	Restricted Stock	Grant-Date
	Units	Fair Value
Unvested at December 31, 2013	132,499	$19.20
Granted	106,550	$62.03
Vested	(45,669)	$47.69
Forfeited	(900)	$41.66
Unvested at June 30, 2014	192,480	$36.04

The aggregate fair value of restricted stock units that vested during the six months ended June 30, 2014 was $3,051,000. As of June 30, 2014, the Company’s unrecognized compensation cost related to unvested restricted stock awards and units was $5,081,000. Such cost is expected to be recognized over a weighted-average period of 1.5 years.
Performance Based Restricted Stock Units
To provide long-term incentives for the executive officers to deliver competitive returns to the Company’s stockholders, the Company has granted performance based restricted stock units to eligible employees. The ultimate number of shares awarded from these conditional restricted stock units is based upon measurement of total stockholder return of the Company’s common stock (“TSR”) as compared to a designated peer group during a three-year performance period. In February 2014, eligible employees received initial performance restricted stock unit awards totaling 79,150 units from which a minimum of 0% and a maximum of 200% units could be awarded. The awards have a performance period of January 1, 2013 to December 31, 2015 and cliff vest at December 31, 2015. There were no performance restricted stock units issued or outstanding during the six months ended June 30, 2013.
The fair value of each performance restricted stock unit is estimated at the date of grant using a Monte Carlo simulation, which results in an expected percentage of units to be earned during the performance period. The following table presents a summary of the grant-date fair values of performance restricted stock units granted and the related assumptions.

2014
Grant-date fair value	$125.63
Risk-free rate	0.30%
Company volatility	39.60%

The following table presents the Company’s performance restricted stock units activity under the 2012 Plan for the six months ended June 30, 2014.

	Performance	Weighted Average
	Restricted Stock	Grant-Date
	Units	Fair Value
Unvested at December 31, 2013	—	$—
Granted	79,150	$125.63
Vested	—	$—
Forfeited	—	$—
Unvested at June 30, 2014 (1)	79,150	$125.63

(1)		A maximum of 158,300 units could be awarded based upon the Company’s final TSR ranking.

As of June 30, 2014, the Company’s unrecognized compensation cost related to unvested performance based restricted stock awards and units was $8,111,000. Such cost is expected to be recognized over a weighted-average period of 1.5 years.
Partnership Unit Options
In accordance with the Viper LTIP, the exercise price of unit options granted may not be less than the market value of the common units at the date of grant. The units issued under the Viper LTIP will consist of new common units of the Partnership. On June 17, 2014, the Board of Directors of the General Partner granted 2,500,000 unit options to our executive officers of the General Partner. The unit options vest approximately 33% ratably on each of the next three anniversaries of the date of grant. In the event the fair market value per unit as of the exercise date is less than the exercise price per option unit then the vested options will automatically terminate and become null and void as of the exercise date.
The fair value of the unit options on the date of grant is expensed over the applicable vesting period. The Partnership estimates the fair values of unit options granted using a Black-Scholes option valuation model, which requires the Partnership to make several assumptions. At the time of grant the Partnership did not have a history of market prices, thus the expected volatility was determined using the historical volatility for a peer group of companies. The expected term of options granted was determined based on the contractual term of the awards. The risk-free interest rate is based on the U.S. treasury yield curve rate for the expected term of the unit option at the date of grant. The expected dividend yield was based upon projected performance of the Partnership.

2014
Grant-date fair value	$4.24
Expected volatility	36.0%
Expected dividend yield	5.9%
Expected term (in years)	3.0
Risk-free rate	0.99%

The following table presents the unit option activity under the Viper LTIP for the six months ended June 30, 2014.

		Weighted Average
	Unit	Exercise	Remaining	Intrinsic
	Options	Price	Term	Value
			(in years)	(in thousands)
Outstanding at December 31, 2013	—	$—
Granted	2,500,000	$26.00
Outstanding at June 30, 2014	2,500,000	$26.00	2.97	$19,500

Vested and Expected to vest at June 30, 2014	2,500,000	$26.00	2.97	$19,500
Exercisable at June 30, 2014	—	$—	—	$—

As of June 30, 2014, the unrecognized compensation cost related to unvested unit options was $10,472,000. Such cost is expected to be recognized over a weighted-average period of 3.0 years.

STOCK AND EQUITY BASED COMPENSATION
On October 10, 2012, the Board of Directors approved the Diamondback Energy, Inc. 2012 Equity Incentive Plan (the “2012 Plan”), which is intended to provide eligible employees with equity-based incentives. The 2012 Plan provides for the granting of incentive stock options, nonstatutory stock options, restricted awards (restricted stock and restricted stock units), performance awards, and stock appreciation rights, or any combination of the foregoing. A total of 2,500 shares of the Company’s common stock has been reserved for issuance pursuant to this plan. Previous to the 2012 Plan, each of the Company’s Executive Officers was provided with an option to acquire a percentage membership interest in Windsor Permian. In connection with the IPO and the 2012 Plan, these options were canceled and replaced with the right to receive a cash payment, restricted stock units and stock options. Such grant of new awards was deemed to be a modification of old awards and was accounted for as a modification of the original awards. The modification date for these awards was October 11, 2012, which was the date the Company’s IPO was priced at $17.50 per share. Eight employees were affected by this modification. As a result of the modification, incremental compensation cost of $4,588 was recognized on the modification date to recognize the portion of awards that are vested and includes cash payments of $2,813. In addition to the compensation expense recognized on the modification date, $5,866 of compensation expense will be recognized over the remaining service period and a liability of $333 was recognized ratably over one year as the Company’s chief executive officer received a cash payment on the first anniversary date of the IPO. The modification did not change the original vesting or exercise periods. As a result, options vest in four substantially equal annual installments commencing on the first anniversary of the original date of grant and are exercisable for 5 years from the original date of grant.
The following table presents the effects of the equity and stock based compensation plans and related costs:

	2013	2012	2011
General and administrative expenses	$2,983	$3,757	$438
Stock based compensation capitalized pursuant to full cost method of accounting for oil and natural gas properties	972	2,537	106
Related income tax benefit	704	930	—

Stock Options
In accordance with the 2012 Plan, the exercise price of stock options granted may not be less than the market value of the stock at the date of grant. The shares issued under the 2012 Plan will consist of new shares of Company stock. Unless otherwise specified in an agreement, options become exercisable ratably over a five-year period. However, as described above, options associated with the modification vest in 4 substantially equal annual installments and are exercisable for 5 years from the date of grant.
The fair value of the stock options on the date of grant is expensed over the applicable vesting period. The Company estimates the fair values of stock options granted using a Black-Scholes option valuation model, which requires the Company to make several assumptions. The Company does not have a long history of market prices, thus the expected volatility was determined using the historical volatility for a peer group of companies. The expected term of options granted was determined based on the contractual term of the awards and remaining vesting term at the modification date. The risk-free interest rate is based on the U.S. treasury yield curve rate for the expected term of the option at the date of grant. The Company does not anticipate paying cash dividends; therefore, the expected dividend yield was assumed to be zero. All such amounts represent the weighted-average amounts for each year.

	2013	2012
Grant-date fair value	$6.51	$4.41
Expected volatility	36.9%	40.0%
Expected dividend yield	0.0%	0.0%
Expected term (in years)	3.8	3.8
Risk-free rate	0.57%	0.33%

The following table presents the Company’s stock option activity under the 2012 Plan for the year ended December 31, 2013:

		Weighted Average
		Exercise	Remaining	Intrinsic
	Options	Price	Term	Value
			(In years)
Outstanding at December 31, 2012	850	$17.50
Granted	63	$22.72
Exercised	(200)	$17.50
Expired/Forfeited	—	$—
Outstanding at December 31, 2013	713	$17.96	2.69	$24,895

Vested and Expected to vest at December 31, 2013	713	$17.96	2.69	$24,895
Exercisable at December 31, 2013	250	$17.50	2.11	$8,843

The aggregate intrinsic value of stock options that were exercised during 2013 was $5,717. As of December 31, 2013, the unrecognized compensation cost related to unvested stock options was $1,718. Such cost is expected to be recognized over a weighted-average period of 1.7 years.
Restricted Stock Awards and Units
Under the 2012 Plan, approved by the Board of Directors, the Company is authorized to issue restricted stock and restricted stock units to eligible employees. The Company estimates the fair values of restricted stock awards and units as the closing price of the Company’s common stock on the grant date of the award, which is expensed over the applicable vesting period. The following table presents a summary of the Company’s restricted stock awards and units.
The following table presents the Company’s restricted stock awards and units activity under the 2012 Plan for the year ended December 31, 2013:

		Weighted Average
	Restricted Stock	Grant-Date
	Awards & Units	Fair Value
Unvested at December 31, 2012	206	$17.50
Granted	11	$41.66
Vested	(81)	$18.03
Forfeited	(4)	$17.50
Unvested at December 31, 2013	132	$19.20

The aggregate fair value of restricted stock units that vested in 2013 and 2012 was $3,310 and $1,269, respectively. As of December 31, 2013, the Company’s unrecognized compensation cost related to unvested restricted stock awards and units was $2,053. Such cost is expected to be recognized over a weighted-average period of 1.4 years.
Equity-Based Compensation
During the year ended December 31, 2011, Windsor Permian granted to its executive officers options to acquire membership interests in Windsor Permian. Such options vested in four equal annual installments commencing on the first anniversary of the date of grant and were exercisable for five years from the date of grant. Summarized below are the grant dates with the total exercise prices and total fair values of the underlying options:

Grants Made During the Months Ended	Membership Interest Granted	Exercise Price	Fair Value at Date of Grant
April 2011	1.00%	$3,600	$1,453
August 2011	1.20%	6,000	1,384
September 2011	1.25%	5,900	1,533
November 2011	0.25%	1,250	288
	3.70%	$16,750	$4,658

At December 31, 2011, the intrinsic value for all outstanding options was $113 and the weighted-average remaining contractual terms were 4.6 years. Also, at December 31, 2011, no options were exercisable.
The Company accounted for such options issued using a fair-value-based method calculated on the grant-date of the award. The resulting cost was recognized on a straight-line basis over the vesting period of the entire option.
The fair value of the options issued was estimated using the Black-Scholes option-pricing model. One of the inputs to this model was the estimate of the fair value of the underlying membership interest on the date of grant. The other inputs include an estimate of the expected volatility of the membership interest, an option’s expected term, the risk-free interest rate over the option’s expected term, the option’s exercise price and expectations regarding dividends.
Windsor Permian did not have a history of market prices for its membership interests because such interests were not publicly traded. The expected volatility was determined using the historical volatility for a peer group of companies. The expected term for options issued was determined based on the contractual term of the awards. The weighted-average risk-free interest rate was based on the daily U.S. treasury yield curve rate whose term was consistent with the expected life of the options. Windsor Permian did not anticipate paying cash dividends; therefore, the expected dividend yield was assumed to be zero.
A summary of the significant assumptions used to estimate the fair value of the options to acquire membership interests during the year ended December 31, 2011 was as follows:

Expected term	5 years
Risk-free interest rate	0.96%
Expected volatility	45.5%
Expected dividend yield	0.00%

These equity-based awards were canceled and replaced with the right to receive a cash payment, restricted stock units and stock options as described in the above sections of this Note.